Condensed Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares subject to possible redemption	3,931,719
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Ordinary shares subject to possible redemption (in Dollars)		$ 304,675,000
Class A Ordinary Shares
Ordinary shares subject to possible redemption		30,000,000	30,000,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.84	$ 10.15	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	0	0	0
Ordinary shares, outstanding	0	0	0
Ordinary shares subject to possible redemption (in Dollars)	$ 3,931,719	$ 30,000,000
Class A Ordinary Shares | Previously Reported [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)		$ 10.16
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	7,500,000	7,500,000	7,500,000
Ordinary shares, outstanding	7,500,000	7,500,000	7,500,000